Income Taxes - Total income tax provision (Details) - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current taxes:
Federal			$ 60	$ 152	$ 130
State			2	4	3
Deferred taxes:
Federal			45	(54)	(86)
Provision for income taxes as shown in the statement of earnings	$ 107	$ (8)	$ 107	$ 102	$ 47